Note 4 - Accumulated Other Comprehensive (Loss) Income - Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Balance beginning of the year		$ 34,789
Total other comprehensive loss		(47)	$ (95)
Balance end of the year		44,793	34,789
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Balance beginning of the year	[1]	23	118
Other comprehensive (loss) income before reclassifications	[1]	(47)	191
Amount reclassified from accumulated other comprehensive (loss) income	[1]	0	(286)
Total other comprehensive loss	[2]	(47)	(95)
Balance end of the year	[1]	$ (24)	$ 23

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.
[2]	All amounts are net of tax. Amounts in parentheses indicate debits.